Interest Expense - Summary of Interest Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest costs [abstract]
Interest on borrowings	¥ 1,628	¥ 1,444	¥ 1,320
Interest relating to obligations under finance leases	2,009	1,598	1,248
Interest relating to provision for early retirement benefits (Note 45)	1	1	2
Total interest expense on financial liabilities not at fair value through profit or loss	3,638	3,043	2,570
Less: interest expense capitalized (Note)	(908)	(624)	(382)
Interest expense net of capitalized	2,730	2,419	2,188
Interest rate swaps: cash flow hedge, reclassified from equity	17	46
Interest expense	¥ 2,747	¥ 2,465	¥ 2,188